UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	08/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
August 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.8%	Rate (%)	Date	Amount ($)	Value ($)

New York--92.0%
Albany Industrial Development
Agency, LR (New York Assembly
Building Project)	7.75	1/1/10	430,000	449,148
Battery Park City Authority,
Revenue	5.25	11/1/18	10,000,000	10,662,500
Erie County Industrial Development
Agency, Life Care Community
Revenue (Episcopal Church Home
and Affiliates Life Care
Community, Inc. Project)	6.00	2/1/28	1,500,000	1,502,745
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC)	5.00	2/15/47	15,000,000	15,191,400
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/39	5,750,000	5,730,047
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/25	10,000,000	10,339,400
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.25	12/1/14	16,000,000	17,494,400
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	5.00	5/1/18	25,105,000	26,661,761
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	5.00	9/1/25	28,765,000	29,766,022
Metropolitan Transportation
Authority, Commuter Facilities
Revenue (Insured; FGIC)	6.00	7/1/08	9,000,000 a	9,175,590
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA)	5.25	11/15/25	8,750,000	9,145,850
Metropolitan Transportation
Authority, Service Contract
Revenue (Insured; MBIA)	5.50	7/1/24	10,000,000	10,639,200
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; FGIC)	4.75	11/15/37	10,000,000	9,880,700
Monroe Tobacco Asset
Securitization Corporation,
Tobacco Settlement

Asset-Backed Bonds	6.63	6/1/10	500,000 a	543,460
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	12,750,000	12,881,197
New York City	5.80	8/1/11	190,000	190,302
New York City	5.50	6/1/13	875,000 a	954,669
New York City	5.00	11/1/19	10,000,000	10,417,800
New York City	5.00	8/1/22	10,000,000	10,359,800
New York City	5.50	6/1/23	125,000	131,878
New York City	5.25	8/15/25	7,475,000	7,790,595
New York City	5.25	8/15/26	8,750,000	9,114,175
New York City
(Insured; AMBAC)	5.75	8/1/12	1,570,000 a	1,718,224
New York City
(Insured; AMBAC)	5.75	8/1/16	3,430,000	3,729,508
New York City
(Insured; MBIA)	5.25	5/15/18	11,000,000	11,767,690
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeals Federation
Project)	5.00	7/1/27	1,000,000	1,024,640
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.00	12/1/28	5,075,000	4,545,170
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/26	5,000,000	5,175,000
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	28,715,000	29,500,355
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; MBIA)	5.00	3/1/36	10,000,000	10,221,800
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	12,500,000	14,482,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.50	6/15/10	13,000,000 a	13,757,900
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General

Resolution Revenue	5.00	6/15/39	10,000,000	10,081,800
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/27	10,000,000	10,351,300
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	8/15/09	5,000,000 a	5,245,350
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	8/15/09	1,000,000 a	1,053,750
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.25	2/1/16	8,040,000	8,636,005
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/23	10,000,000	10,396,900
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	0/14.00	11/1/29	9,000,000 b	7,649,460
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; FGIC)	6.00	8/15/09	5,000,000 a	5,268,750
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/10	675,000 a	732,037
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000	336,502
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.25	10/1/35	14,400,000	15,062,256
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.63	7/1/16	9,120,000	10,020,874
New York State Dormitory
Authority, Consolidated Third
General Resolution Revenue
(City University System)
(Insured; FSA)	5.50	7/1/09	10,000,000 a	10,424,600
New York State Dormitory
Authority, Insured Revenue
(Barnard College) (Insured;
FGIC)	5.00	7/1/37	11,000,000	11,287,320
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; MBIA)	5.75	7/1/27	33,625,000	38,641,850
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	10,000,000 a	10,683,400

New York State Dormitory
Authority, Mortgage Nursing
Home Revenue (Menorah Campus,
Inc.) (Insured; FHA)	6.10	2/1/37	8,300,000	8,478,865
New York State Dormitory
Authority, Revenue	5.88	5/15/11	19,900,000 c,d	21,340,462
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/19	16,530,000	17,559,323
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/20	7,920,000	8,380,152
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/21	10,000,000	10,535,700
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/23	10,255,000	10,750,419
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/31	10,000,000	10,342,100
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; MBIA)	5.75	7/1/20	3,000,000	3,411,090
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; MBIA)	0.00	7/1/28	18,335,000	6,783,767
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured; FGIC)	5.00	2/15/21	10,150,000	10,503,931
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/25	6,105,000	6,642,484
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	4,000,000	4,035,200
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	3,200,000	3,202,944
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/22	10,000,000	9,599,500
New York State Dormitory
Authority, Revenue (North
Shore University Hospital at
Forest Hills) (Insured; MBIA)	5.50	11/1/13	2,625,000	2,857,286

New York State Dormitory
Authority, Revenue
(Rockefeller University)	5.00	7/1/32	18,505,000	18,693,566
New York State Dormitory
Authority, Revenue (School
District Financing Program)
(Insured; MBIA)	5.38	10/1/22	31,000,000	32,942,150
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/11	100,000	107,239
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/11	1,180,000	1,270,022
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/11	1,480,000	1,613,555
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FGIC)	5.50	5/15/13	11,010,000	11,825,180
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FSA)	5.75	5/15/10	2,000,000 a	2,128,480
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FSA)	5.75	5/15/16	5,000,000	5,646,200
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA)	5.50	5/15/13	100,000	107,684
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA)	5.50	5/15/13	12,900,000 c,d	13,891,365
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA)	5.25	5/15/15	6,825,000	7,374,276
New York State Dormitory
Authority, Revenue (Vassar
College)	5.00	7/1/46	10,000,000	10,094,500
New York State Dormitory
Authority, Revenue (Winthrop
University Hospital
Association)	5.50	7/1/32	1,000,000	1,001,650
New York State Dormitory
Authority, State Personal

Income Tax Revenue (Education)	5.00	3/15/13	8,150,000 a	8,661,413
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.05	3/15/13	500,000 a	532,615
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/31	30,000,000	30,845,100
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/32	11,340,000	11,655,932
New York State Energy Research and
Development Authority, PCR
(Central Hudson Gas and
Electric Corporation Project)
(Insured; AMBAC)	5.45	8/1/27	9,000,000	9,320,940
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/20	13,745,000	14,538,361
New York State Housing Finance
Agency, Health Facilities
Revenue	6.00	5/1/08	10,000,000	10,092,000
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	10/1/10	2,760,000 c,d	2,816,980
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	10/1/10	160,000	163,336
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.55	10/1/12	190,000	193,863
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.55	10/1/12	4,810,000 c,d	4,907,787
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.80	10/1/28	4,070,000	4,086,646
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	4/1/29	9,120,000	9,269,568
New York State Power Authority,
Revenue and General Purpose	5.00	11/15/19	17,210,000	18,039,350
New York State Power Authority,
Revenue and General Purpose	5.00	11/15/21	10,500,000	10,799,460
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	10,000,000	10,504,800
New York State Urban Development
Corporation, Corporate Purpose
Senior Lien Revenue	5.50	7/1/08	960,000 a	974,592
New York State Urban Development
Corporation, Corporate Purpose
Senior Lien Revenue	5.50	7/1/16	9,040,000	9,142,875
New York State Urban Development
Corporation, State Facilities
Revenue (Insured; MBIA)	5.70	4/1/20	20,000,000	22,357,400

New York State Urban Development
Corporation, State Personal
Income Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/22	7,520,000	7,819,446
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/23	8,175,000	8,509,194
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.55	11/15/15	2,500,000	2,565,000
Onondaga County Industrial
Development Agency, IDR
(Weyerhaeuser Project)	9.00	10/1/07	1,200,000	1,205,148
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glen Arden
Inc. Project)	5.70	1/1/28	4,600,000	4,467,612
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000	17,221,650
Port Authority of New York and New
Jersey (Consolidated Bonds,
121st Series) (Insured; MBIA)	5.38	10/15/35	14,950,000	15,123,420
Port Authority of New York and New
Jersey (Consolidated Bonds,
132nd Series)	5.00	9/1/33	10,000,000	10,174,800
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/13	6,000,000	6,718,500
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/14	10,000,000	11,323,800
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	23,495,000	24,195,621
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; MBIA)	5.25	10/15/18	30,000,000	32,322,000
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; MBIA)	5.25	10/15/19	5,000,000	5,387,000
Tobacco Settlement Financing

Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/20	10,000,000	10,612,700
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Ithacare
Center Project) (Insured; FHA)	6.20	2/1/37	6,000,000	6,129,660
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/12	10,000,000 a	10,753,400
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.38	1/1/16	7,500,000 a	8,243,775
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	11/15/19	10,000,000	10,603,300
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/22	10,540,000 a	11,814,813
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.13	11/15/29	10,000,000	10,202,800
Triborough Bridge and Tunnel
Authority, General Revenue	5.00	11/15/32	5,000,000	5,134,450
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	16,230,000	15,030,603
Watervliet Housing Authority,
Residential Housing Revenue
(Beltrone Living Center
Project)	6.00	6/1/08	1,800,000 a	1,865,448
Watervliet Housing Authority,
Residential Housing Revenue
(Beltrone Living Center
Project)	6.13	6/1/08	1,000,000 a	1,037,280
U.S. Related--4.8%
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.50	7/1/10	500,000	525,275
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.50	7/1/10	9,600,000 c,d	10,085,328
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	6.00	7/1/15	3,000,000	3,424,800
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	0.00	7/1/27	22,625,000	8,160,838
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	5,500,000	5,970,635

Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.00	7/1/38	2,000,000 c,d	2,040,770
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	5,000,000	5,246,950
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	5,000,000	5,626,400
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue	0.00	8/1/56	25,000,000	1,793,000
University of Puerto Rico,
University System Revenue	5.00	6/1/30	14,525,000	14,549,402
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	1,000,000	1,076,610
Total Long-Term Municipal Investments
(cost $1,156,230,891)				1,177,800,616
Short-Term Municipal	Coupon	Maturity	Principal
Investments--4.4%	Rate (%)	Date	Amount ($)	Value ($)

New York;
Nassau County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Cold Spring Harbor Laboratory
Project) (Liquidity Facility;
JPMorgan Chase Bank)	3.96	9/1/07	5,625,000 e	5,625,000
New York City,
GO Notes (LOC; Bank of America)	3.92	9/1/07	1,350,000 e	1,350,000
New York City,
GO Notes (LOC; California
Public Employees Retirement
System)	3.92	9/1/07	1,800,000 e	1,800,000
New York City,
GO Notes (LOC; California State
Teachers Retirement System)	3.92	9/1/07	1,375,000 e	1,375,000
New York City,
GO Notes (LOC; State Street
Bank and Trust Co.)	3.92	9/1/07	3,700,000 e	3,700,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Insured;
FGIC)	3.85	9/1/07	1,400,000 e	1,400,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Dexia
Credit Locale)	3.84	9/1/07	7,200,000 e	7,200,000
New York City Municipal Water
Finance Authority, Water and

Sewer System Second General
Resolution Revenue (Liquidity
Facility: California State
Teachers Retirement System and
State Street Bank and Trust
Co.)	3.92	9/1/07	18,800,000 e	18,800,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Bank of Nova Scotia)	3.90	9/1/07	4,000,000 e	4,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Bayerische
Landesbank)	3.96	9/1/07	4,855,000 e	4,855,000
Rensselaer Industrial Development
Agency, Senior Housing Revenue
(Brunswick Senior Housing
Project) (LOC; FHLB)	3.90	9/1/07	3,390,000 e	3,390,000
Total Short-Term Municipal Investments
(cost $53,495,000)				53,495,000
Total Investments (cost $1,209,725,891)			101.2%	1,231,295,616
Liabilities, Less Cash and Receivables			(1.2%)	(14,295,686)
Net Assets			100.0%	1,216,999,930

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities amounted to $55,082,692 or 4.5% of net assets.
d Collateral for floating rate borrowings.
e Securities payable on demand. Variable interest rate--subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue

FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)